RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Professional fees	$ 4,445,949	$ 1,762,594	$ 524,101
Amounts payable, related party transactions		475,628	9,681
Business Service Agreement [Member] | Business Instincts Group [Member]
IfrsStatementLineItems [Line Items]
Professional fees	315,643	177,000	80,000
Consultant Agreement [Member] | Alberta Ltd [Member]
IfrsStatementLineItems [Line Items]
Professional fees	290,225	525,164	9,000
Amounts payable, related party transactions		321,741	$ 9,450
Executive Agreement [Member] | Scott Larson [Member]
IfrsStatementLineItems [Line Items]
Professional fees	205,191	227,524
Amounts payable, related party transactions		$ 153,887